Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
May 31, 2023
PUR-K6-NPRT3-0723
1.9893907.103
Common Stocks - 62.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Entertainment - 1.3%
Electronic Arts, Inc.	2,685	343,680
LiveOne, Inc. (a)	214,807	240,584
Netflix, Inc. (a)	17,879	7,066,317
Sea Ltd. ADR (a)	67,216	3,858,871
Spotify Technology SA (a)	2,486	370,165
Universal Music Group NV (b)	39,472	783,008
Universal Music Group NV rights (a)	39,472	11,392
		12,674,017
Interactive Media & Services - 5.6%
Alphabet, Inc. Class C (a)	263,768	32,541,058
Meta Platforms, Inc. Class A (a)	83,363	22,067,853
		54,608,911
Media - 0.3%
Comcast Corp. Class A	86,097	3,387,917
TOTAL COMMUNICATION SERVICES		70,670,845
CONSUMER DISCRETIONARY - 6.0%
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	97,011	11,697,586
Global-e Online Ltd. (a)	4,090	146,504
		11,844,090
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	43,150	4,736,576
Caesars Entertainment, Inc. (a)	34,126	1,399,507
Compass Group PLC	107,245	2,938,965
Domino's Pizza, Inc.	2,505	726,074
Flutter Entertainment PLC (a)	8,611	1,685,479
Hilton Worldwide Holdings, Inc.	33,352	4,539,874
Marriott International, Inc. Class A	12,245	2,054,589
McDonald's Corp.	8,103	2,310,246
Penn Entertainment, Inc. (a)	35,591	891,199
		21,282,509
Household Durables - 0.1%
D.R. Horton, Inc.	11,604	1,239,771
Specialty Retail - 1.0%
Revolve Group, Inc. (a)	3,171	48,263
TJX Companies, Inc.	121,016	9,292,819
		9,341,082
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA	49,170	4,241,416
LVMH Moet Hennessy Louis Vuitton SE	5,136	4,490,550
Moncler SpA	3,935	266,332
NIKE, Inc. Class B	29,626	3,118,433
On Holding AG (a)	1,995	54,763
Ralph Lauren Corp. (c)	7,567	804,448
Tapestry, Inc.	55,166	2,207,743
		15,183,685
TOTAL CONSUMER DISCRETIONARY		58,891,137
CONSUMER STAPLES - 1.9%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	2,544	858,600
Diageo PLC	52,144	2,167,759
Monster Beverage Corp.	115,234	6,755,017
		9,781,376
Household Products - 0.3%
The Clorox Co.	18,573	2,937,877
Personal Care Products - 0.1%
Kenvue, Inc.	22,364	561,113
L'Oreal SA (a)	182	77,923
		639,036
Tobacco - 0.5%
Philip Morris International, Inc.	54,670	4,920,847
TOTAL CONSUMER STAPLES		18,279,136
ENERGY - 2.0%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	105,522	2,875,475
Halliburton Co.	7,220	206,853
NOV, Inc.	114,917	1,616,882
Schlumberger Ltd.	111,456	4,773,660
TechnipFMC PLC (a)	66,229	870,249
		10,343,119
Oil, Gas & Consumable Fuels - 1.0%
Denbury, Inc. (a)	6,840	616,763
Exxon Mobil Corp.	73,305	7,490,305
Hess Corp.	8,129	1,029,700
Range Resources Corp.	15,010	410,824
Valero Energy Corp.	808	86,488
		9,634,080
TOTAL ENERGY		19,977,199
FINANCIALS - 7.1%
Banks - 0.7%
Bank of America Corp.	116,963	3,250,402
Huntington Bancshares, Inc.	16,786	173,064
JPMorgan Chase & Co.	28,510	3,869,092
		7,292,558
Capital Markets - 1.7%
Ares Management Corp.	10,796	940,224
BlackRock, Inc. Class A	5,258	3,457,398
Brookfield Asset Management Ltd. Class A (c)	14,299	437,133
Cboe Global Markets, Inc.	5,429	718,908
CME Group, Inc.	3,170	566,638
Deutsche Borse AG	2,502	432,755
Goldman Sachs Group, Inc.	5,284	1,711,488
Intercontinental Exchange, Inc.	27,381	2,901,017
London Stock Exchange Group PLC	1,799	191,782
Morgan Stanley	54,620	4,465,731
Raymond James Financial, Inc.	4,773	431,241
		16,254,315
Consumer Finance - 0.2%
American Express Co.	11,209	1,777,299
Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	9,545	3,064,709
Block, Inc. Class A (a)	22,220	1,341,866
MasterCard, Inc. Class A	45,895	16,752,593
Toast, Inc. (a)	53,200	1,115,604
Visa, Inc. Class A	24,418	5,397,111
		27,671,883
Insurance - 1.7%
Allstate Corp.	9,201	997,848
Arthur J. Gallagher & Co.	20,938	4,194,510
Chubb Ltd.	5,594	1,039,365
Globe Life, Inc.	8,300	856,394
Hartford Financial Services Group, Inc.	9,474	649,158
Marsh & McLennan Companies, Inc.	17,478	3,026,840
Progressive Corp.	681	87,107
The Travelers Companies, Inc.	35,974	6,088,240
		16,939,462
TOTAL FINANCIALS		69,935,517
HEALTH CARE - 8.9%
Biotechnology - 2.1%
Argenx SE ADR (a)	5,766	2,241,244
Biogen, Inc. (a)	4,465	1,323,471
Exact Sciences Corp. (a)	31,050	2,533,059
Gilead Sciences, Inc.	36,287	2,791,922
Karuna Therapeutics, Inc. (a)	7	1,586
Legend Biotech Corp. ADR (a)	43,643	2,800,571
Moderna, Inc. (a)	9,280	1,185,149
Nuvalent, Inc. Class A (a)	5,420	228,182
Prothena Corp. PLC (a)	6,146	408,279
Regeneron Pharmaceuticals, Inc. (a)	5,794	4,261,835
Vertex Pharmaceuticals, Inc. (a)	9,726	3,147,042
		20,922,340
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	202,106	10,404,417
Inspire Medical Systems, Inc. (a)	809	236,624
Intuitive Surgical, Inc. (a)	10,120	3,115,341
Masimo Corp. (a)	18,187	2,943,384
Penumbra, Inc. (a)	433	133,078
Stryker Corp.	24,081	6,636,242
		23,469,086
Health Care Providers & Services - 1.8%
agilon health, Inc. (a)	142,555	2,833,993
Cardinal Health, Inc.	4,415	363,355
Cigna Group	4,893	1,210,577
CVS Health Corp.	7,767	528,389
Humana, Inc.	416	208,778
UnitedHealth Group, Inc.	27,073	13,191,049
		18,336,141
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	8,869	1,025,877
Danaher Corp.	1,078	247,530
Mettler-Toledo International, Inc. (a)	344	454,723
Thermo Fisher Scientific, Inc.	2,063	1,048,953
		2,777,083
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	3,618	264,403
Eli Lilly & Co.	27,991	12,021,015
Merck & Co., Inc.	81,715	9,022,153
Novo Nordisk A/S Series B	5,700	917,307
Terns Pharmaceuticals, Inc. (a)	11,916	126,429
		22,351,307
TOTAL HEALTH CARE		87,855,957
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.4%
Howmet Aerospace, Inc.	45,029	1,924,990
Lockheed Martin Corp.	17,924	7,958,435
The Boeing Co. (a)	60,862	12,519,313
TransDigm Group, Inc.	1,470	1,137,266
		23,540,004
Building Products - 0.6%
ASSA ABLOY AB (B Shares)	7,745	172,241
Builders FirstSource, Inc. (a)	12,635	1,465,028
Fortune Brands Home & Security, Inc.	15,162	916,543
Trane Technologies PLC	22,654	3,697,812
		6,251,624
Commercial Services & Supplies - 0.3%
Cintas Corp.	5,312	2,508,008
Copart, Inc. (a)	891	78,043
		2,586,051
Construction & Engineering - 0.3%
Fluor Corp. (a)	93,099	2,472,709
Willscot Mobile Mini Holdings (a)	4,150	178,782
		2,651,491
Electrical Equipment - 1.4%
Array Technologies, Inc. (a)	6,292	139,494
Eaton Corp. PLC	67,148	11,811,333
Hubbell, Inc. Class B	7,455	2,105,739
Regal Rexnord Corp.	1,228	159,505
		14,216,071
Ground Transportation - 1.3%
Canadian Pacific Kansas City Ltd.	5,752	438,302
Lyft, Inc. (a)	113,434	1,023,175
Uber Technologies, Inc. (a)	294,316	11,163,406
		12,624,883
Industrial Conglomerates - 0.8%
General Electric Co. (d)	80,768	8,200,375
Machinery - 0.3%
Caterpillar, Inc.	11,201	2,304,606
PACCAR, Inc.	3,833	263,634
Pentair PLC	10,591	587,483
		3,155,723
Passenger Airlines - 0.3%
Copa Holdings SA Class A	15,756	1,655,325
Delta Air Lines, Inc. (a)	29,111	1,057,603
		2,712,928
Professional Services - 0.4%
Equifax, Inc.	14,175	2,957,189
Paycom Software, Inc.	1,631	456,892
		3,414,081
Trading Companies & Distributors - 0.1%
Bunzl PLC	2,070	80,957
W.W. Grainger, Inc.	1,432	929,397
WESCO International, Inc.	1,146	157,437
		1,167,791
TOTAL INDUSTRIALS		80,521,022
INFORMATION TECHNOLOGY - 19.2%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	31,191	2,353,361
Flex Ltd. (a)	40,687	1,033,043
		3,386,404
IT Services - 0.8%
Accenture PLC Class A	6,133	1,876,207
Shopify, Inc. Class A (a)	99,991	5,718,485
X Holdings Corp. Class A (e)	4,690	163,869
		7,758,561
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	40,470	4,783,959
Analog Devices, Inc.	32,765	5,822,013
Applied Materials, Inc.	8,355	1,113,722
ASML Holding NV (depository receipt)	2,720	1,966,370
First Solar, Inc. (a)	2,888	586,148
GlobalFoundries, Inc. (a)	51,305	2,992,621
Lam Research Corp.	5,134	3,166,138
Lattice Semiconductor Corp. (a)	11,938	970,679
Marvell Technology, Inc.	219,812	12,856,804
Monolithic Power Systems, Inc.	2,716	1,330,596
NVIDIA Corp.	78,975	29,879,402
onsemi (a)	46,767	3,909,721
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	59,602	5,876,161
Universal Display Corp.	6,120	901,660
		76,155,994
Software - 8.4%
Adobe, Inc. (a)	2,414	1,008,545
Autodesk, Inc. (a)	12,586	2,509,523
Dynatrace, Inc. (a)	71,514	3,646,499
HubSpot, Inc. (a)	2,097	1,086,225
Microsoft Corp.	183,697	60,324,249
Oracle Corp.	14,129	1,496,826
Salesforce, Inc. (a)	28,987	6,475,116
Synopsys, Inc. (a)	4,251	1,934,035
Tenable Holdings, Inc. (a)	4,085	167,444
Workday, Inc. Class A (a)	19,149	4,059,397
		82,707,859
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	108,447	19,222,231
Samsung Electronics Co. Ltd.	3,630	195,972
		19,418,203
TOTAL INFORMATION TECHNOLOGY		189,427,021
MATERIALS - 2.1%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	6,342	1,706,886
Linde PLC	7,154	2,530,084
Olin Corp.	1,064	50,338
Sherwin-Williams Co.	24,203	5,512,959
The Chemours Co. LLC	15,228	403,390
		10,203,657
Containers & Packaging - 0.1%
Aptargroup, Inc.	494	55,570
Ball Corp.	12,453	637,095
		692,665
Metals & Mining - 1.0%
Barrick Gold Corp.	45,155	762,216
First Quantum Minerals Ltd.	60,195	1,261,102
Franco-Nevada Corp.	1,667	242,258
Freeport-McMoRan, Inc.	8,232	282,687
Newcrest Mining Ltd.	23,374	394,298
Newmont Corp.	146,262	5,930,924
Nucor Corp.	6,173	815,206
Wheaton Precious Metals Corp.	9,127	413,623
		10,102,314
TOTAL MATERIALS		20,998,636
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Extra Space Storage, Inc.	3,141	453,152
Lamar Advertising Co. Class A	1,143	102,733
		555,885
TOTAL COMMON STOCKS (Cost $507,138,350)		617,112,355

Fixed-Income Funds - 37.0%
	Shares	Value ($)
Fidelity High Income Central Fund (f)	502,938	50,962,745
Fidelity Investment Grade Bond Central Fund (f)	3,190,796	312,953,314
TOTAL FIXED-INCOME FUNDS (Cost $402,495,724)		363,916,059

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Fidelity Private Credit Central Fund LLC (g)(h) (Cost $51,059)	5,152	51,059

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i)	5,661,460	5,662,592
Fidelity Securities Lending Cash Central Fund 5.14% (i)(j)	1,302,647	1,302,777
TOTAL MONEY MARKET FUNDS (Cost $6,965,369)		6,965,369

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $916,650,502)	988,044,842
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(3,820,482)
NET ASSETS - 100.0%	984,224,360

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
General Electric Co.	Chicago Board Options Exchange	91	923,923	105.00	06/16/23	(10,420)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $923,923.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,059 or 0.0% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	5/26/23 - 5/31/23	51,059

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	19,963,778	293,163,322	307,464,508	408,122	-	-	5,662,592	0.0%
Fidelity High Income Central Fund	46,460,925	5,279,666	-	2,746,143	(3,725)	(774,121)	50,962,745	3.1%
Fidelity Investment Grade Bond Central Fund	252,910,330	66,564,012	596,201	7,501,155	(99,458)	(5,825,369)	312,953,314	0.9%
Fidelity Private Credit Central Fund LLC	-	51,059	-	123	-	-	51,059	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	496,200	4,399,022	3,592,445	1,316	-	-	1,302,777	0.0%
Total	319,831,233	369,457,081	311,653,154	10,656,859	(103,183)	(6,599,490)	370,932,487

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.